INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary of Income Taxes

Total income taxes for the years ended December 31, 2015, 2014 and 2013 were allocated as follows:

	2015	2014	2013
Income (expenses) from continuing operations	(3,379,927)	(758,268)	(76,610)
Expenses from discontinued operations	(327,115)	(92,545)

Total income tax recognized in earnings	(3,707,042)	(850,813)	(76,610)

Income tax recognized in other comprehensive income	(194,020)	243,333	(17,514)

Summary of Income Tax Expense Attributable to Income From Continuing Operation

Income tax expense attributable to income from continuing operations consists of:

	2015	2014	2013
Income tax and social contribution
Current taxes	(781,576)	(622,001)	(418,498)
Deferred taxes	(2,598,351)	(136,267)	341,888

Total	(3,379,927)	(758,268)	(76,610)

Summary of Tax Rate Reconciliation From Continuing Operation

The tax rate reconciliation from continuing operation consists of the following:

	2015	2014	2013
Income (loss) before taxes (i)	(5,324,970)	64,287	681,033
Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	1,810,490	(21,858)	(231,552)
Valuation allowance (ii)	(4,755,151)	5,848	(68,654)
Effect of foreign rate differential (iii)	(106,388)	(23,795)	(13,046)
Tax effects on permanent additions (iv)	(268,989)	(688,719)	(76,433)
Tax effects on permanent exclusions	114,052	376,241	280,844
Tax effect of REFIS permanent additions (v)		(443,401)
Tax incentives (basically, operating income) (vi)	7,332	36,281	31,573
Tax amnesty program (vii)	(165,676)	—	—
Other	(15,597)	1,135	658
Income tax and social contribution effect on profit or loss	(3,379,927)	(758,268)	(76,610)

(i)	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows:

	2015
	Brazil	Foreign operations	Total
Income (loss) before taxes	(4,428,005)	(896,965)	(5,324,970)
Income tax	(3,191,186)	(188,741)	(3,379,927)

Current taxes	(589,090)	(192,486)	(781,576)
Deferred taxes	(2,602,096)	3,745	(2,598,351)

	2014
	Brazil	Foreign operations	Total
Income (loss) before taxes	(145,581)	209,868	64,287
Income tax	(615,406)	(142,862)	(758,268)

Current taxes	(479,061)	(142,940)	(622,001)
Deferred taxes	(136,345)	78	(136,267)

(ii)	Refers to valuation allowance due to change in judgment about the recoverability of deferred tax assets. The change in the beginning-of-the year balance of the valuation allowance due to change in judgment about the recoverability of deferred tax assets amounts to R$2,845,521.
(iii)	Refers to the effects of the difference between the applicable tax rate in Brazil and the tax rates applicable to other Group companies located abroad.
(iv)	In 2015 the main effects of permanent addition refers to: (1) the impairment of Unitel available-for-sale investment which is not tax deductible in the amount of R$152 million (Note 26), (2) the impairment of goodwill and trademarks for the Telecommunication services in Brazil and impairment of goodwill related to África, which is not tax deductible in the amount of R$91 million and (3) nondeductible fines in the amount of R$25 million. In 2014 the main effects refers to the impairment of PT SGPS shares held subsidiary TMAR which is not tax deductible in the amount of R$266 million.
(v)	In 2014, the main effects are linked to goodwill amortization (pre-merger period), settlement of principal, fine and interest utilizing tax loss carryforwards as permitted by Article 2 of Law 12996/2014 and Article 33 of Law 13043/2014.
(vi)	These tax incentives correspond mainly to a 75% reduction in the current income tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brasil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.
(vii)	Refers to uncertain tax position taken in prior periods which were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would be more-likely-than-not of being sustained, it has decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30th, 2015, excluding tax debts that are subject to tax installment payments.

Schedule of Unrecognized Tax Benefits RollForward

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the year ended December 31, 2015 as follows:

	2015	2014
Balance, beginning of year	84,650	84,650
Increase related to prior year tax position	165,676
Settlements	(250,326)
Balance, end of year		84,650

Summary of Significant Components of Current and Deferred Taxes

Significant components of current and deferred taxes

	ASSETS
	2015	2014
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	416,125	485,929
Recoverable social contribution (CSLL) (i)	153,059	182,772
IRRF/CSLL - withholding income taxes (ii)	346,389	428,488
Income taxes recoverable (v)	147,278	60,944

Total current	1,062,851	1,158,133

	LIABILITIES
	2015	2014
Current taxes payable
Income tax payable	211,571	306,366
Social contribution payable	128,053	170,916

Total current	339,624	477,282

	2015	2014
Deferred taxes assets
Income tax and social contribution on merged goodwill (iii)	2,423,763	1,605,513
Income tax and social contribution on temporary differences (iv)	3,885,435	2,499,243
Income tax and social contribution on tax loss carryforwards (iv)	4,134,378	3,447,938

Total - deferred taxes assets	10,443,576	7,552,694

Business combinations – other intangibles	(3,047,832)	(3,464,404)
Pension plan assets	(299,574)	(176,397)

Total deferred tax liabilities	(3,347,406)	(3,640,801)

Valuation allowance (iv)	(6,239,713)	(217,655)

Total deferred taxes, net	856,457	3,694,238

(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
(ii)	Refer to corporate income tax credits on short-term investments, related parties loans, government entities, and other that are used as deductions from income tax for the years, and social contribution withheld at source on services provided to government agencies.
(iii)	Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition by the Company and recognized by the merged companies in the course of 2009. The realization of the tax basis arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests by the Company in 2008-2011, recognized by the companies merged with and into TmarPart and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company’s expected future earnings and the amortization of which is estimated to occur through 2025 (Note 1).
(iv)	For the year ended December 31, 2015, total valuation allowance increased from R$217,655 million to R$6,239,713 million, reflecting valuation allowance totaling R$6,022,058 recognized for the companies that, as at December 31, 2015, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of our deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain of our tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The net changed in valuation allowance in 2014 was R$217,655. No valuation allowance was recorded prior to 2014.

The tax loss carryfowards of approximately R$12,159,935, corresponding to R$4,134,378 million of deferred tax assets, do not expire, and may be carried forward indefinitely.

(v)	Refer mainly to prior years’ prepaid income tax and social contribution that will be offset against federal taxes payable.

Summary of Movements in Deferred Income Tax

Movements in deferred income tax and social contribution

	Balance in 2014	Recognized in deferred tax income/ expenses	Other comprehensive income	Other	Balance in 2015
Deferred tax assets arising on:
Temporary differences
Contingencies	1,668,750	(129,407)			1,539,343
Allowance for doubtful accounts	592,279	66,591			658,870
Profit sharing	86,534	(22,291)			64,243
Foreign exchange differences	556,389	1,221,972			1,778,361
Merged goodwill (i)	1,605,513	(164,517)		982,767	2,423,763
Hedge accounting (ii)	(63,695)		271,303		207,608
Other temporary items	(341,015)	(89,489)		67,514	(362,990)
Tax loss carryforwards
Income tax loss carryforwards	2,513,846	731,485		(234,122)	3,011,209
Social contribution carryforwards	934,093	273,339		(84,263)	1,123,169

Total - deferred taxes assets	7,552,694	1,887,683	271,303	731,896	10,443,576

Business combinations – other intangibles	(3,464,404)	416,572			(3,047,832)
Provisions for pension funds (ii)	(176,397)	(68,500)	(54,677)		(299,574)

Total deferred tax liabilities	(3,640,801)	348,072	(54,677)		(3,347,406)

Valuation allowance	(217,655)	(4,755,151)	(216,626)	(1,050,281)	(6,239,713)

Total net deferred tax	3,694,238	(2,519,396)		(318,385)	856,457

(i)	As a result of the merger of TmarPart with and into Oi on September 1, 2015, the Company recognized the income tax and social contribution benefit arising on the utilization of goodwill paid on the acquisition of interests in the Company in 2008-2011, recognized by the companies merged with and into TmarPart and by TmarPart merged with and into the Company, which was based on the Company’s expected future earnings.
(ii)	Please see statements of comprehensive income for impacts attributed to other comprehensive income items as well as reclassification to earnings.